Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Profit Attributable to Owners

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Basic net (loss)/income per share calculation Numerator:
Net (loss)/income for the year attributable to the Company:	(37,853)	23,946	167,682
Less: Accretion of Series A Shares	4,799	3,209	3,762
Less: Accretion of Series B-1 Shares	1,222	2,738	3,127
Less: Accretion of Series B-2 Shares	17,376	30,121	34,382
Less: Undistributed earnings allocated to Series A preferred shareholders	—	—	48,753
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	—	—	1,361
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	—	—	14,220
Less: Undistributed earnings allocated to participating nonvested restricted shares	—	—	15,957
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	(61,250)	(12,122)	46,120
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares – basic	50,038,279	55,612,626	67,777,592
Net (loss) income per ordinary share attributable to ordinary shareholders—basic	(1.22)	(0.22)	0.68
Diluted net (loss)/income per share calculation
Net (loss) income attributable to ordinary shareholders for computing net (loss income per ordinary shares—basic	(61,250)	(12,122)	46,120
Add: adjustments to undistributed earnings to participating securities	—	—	3,519
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	(61,250)	(12,122)	49,639
Denominator:
Weighted average ordinary shares basic outstanding	50,038,279	55,612,626	67,777,592
Effect of potentially diluted stock options, restricted stocks and RSUs	—	—	8,514,309
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares—dilute	50,038,279	55,612,626	76,291,901
Net (loss) income per ordinary share attributable to ordinary shareholders—diluted	(1.22)	(0.22)	0.65

Summary of Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss) Income Per Ordinary Shares

22. NET (LOSS) INCOME PER SHARE – CONTINUED

During the years ended December 31, 2015, 2016 and 2017, the following shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary shares, as their inclusion would have been anti-dilutive for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	11,545,297	11,891,695	12,683,366
Shares issuable upon vesting of nonvested restricted shares	45,893,191	34,175,372	23,450,173
Shares issuable upon conversion of Series A shares	71,641,792	71,641,792	71,641,792
Shares issuable upon conversion of Series B-1 shares	1,347,945	2,000,000	2,000,000
Shares issuable upon conversion of Series B-2 shares	14,083,010	20,895,523	20,895,523